Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Beginning balance	$ 2,717	$ 5,510	$ 5,158
Increase related to prior year tax positions	5	1,206	627
Decrease related to prior year tax positions	(31)	(33)	(443)
Increase related to current year tax positions			294
Decrease related to settlements with taxing authorities	(42)	(4,815)	(126)
Increase/(decrease) related to business acquisitions	(849)	849
Ending balance	$ 1,800	$ 2,717	$ 5,510